INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of net deferred tax assets
	2013	2012
Deferred tax assets:
Net operating loss carryforward	$ 65,632	$ 15,380
Total deferred tax assets	65,632	15,380
Less: Valuation allowance	(65,632)	(15,380)
Net deferred tax assets	$ -	$ -

Reconciliation between the statutory rate and the effective tax
	2013	2012
Federal statutory rate	(35.0)%	(35.0)%
State taxes, net of federal benefit	(0.00)%	(0.00)%
Change in valuation allowance	35.0%	35.0%
Effective tax rate	0.0%	0.0%